Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities
Net loss from continuing operations	$ (13,067)	$ (5,319)	$ (53,652)	$ (18,569)
Adjustments to reconcile net income/(loss) to net cash provided used in operations:
Depreciation, amortization and accretion	175	1,328	3,657	3,677
Amortization of debt discount	1,767	382	4,859	3,871
Development costs	748	335
Credit loss expense	2		8
Share-based compensation to third parties	268
Gain/(loss) on foreign currency exchange rates	(119)	(957)	(187)	288
Fair value movement of FPA Asset	483		16,642
Fair value movement of convertible debt	(603)
Fair value movement in warrant liability	(295)
Loss on issuance of debt	948
Gain on extinguishment of debt	(179)
Solis Bond waiver fee			11,232
Loss on disposal of asset	1,378		3,889
Non-cash operating lease assets	23	67	(299)	(1,049)
Changes in assets and liabilities, net of effects of acquisitions:
Accounts receivable and other short-term receivables	2,000	207	4,047	(2,752)
Prepaid expenses and other assets	(31)	(4,680)	(2,776)	2,496
Accounts payable	4,595	1,194	3,673	(1,225)
Accrued liabilities	(121)	5,212	18,964	3,584
Operating lease liabilities	(23)	(36)	381	1,034
Payable to affiliate	231
Net Cash provided by (used in) Operating Activities	(1,820)	(2,267)	10,438	(8,645)
Net Cash provided by (used in) Operating Activities - Discontinued Operations	(4,579)	(6,982)	2,774	1,255
Cash Flows from Investing Activities:
Purchases of property and equipment	(1,504)	(2,087)	(4,737)	(1,154)
Sales of property and equipment			17,364
Capitalized cost	(177)	(2,980)	(5,857)	(655)
Construction in process	(4,863)	(5,274)	(7,445)	(3,164)
Net Cash provided by (used in) Investing Activities	(6,544)	(10,341)	(675)	(4,973)
Net Cash provided by (used in) Investing Activities - Discontinued Operations	69,019	(179)	(83)	(12,429)
Cash Flows from Financing Activities:
Proceeds from debt	3,229	9,753	15,468	23,961
Payments of debt principal	(2,471)	(150)	(210)
Proceeds from issuance of share capital	26
Repayments of shareholder loans	(120)
Debt issuance cost		(918)	292	(1,407)
Merger proceeds net of transaction costs			(500)
Repayment of shareholder loans				(9,282)
Distributions to parent		(10,679)	(21,908)	(29,997)
Contributions from parent		8,554	15,855	21,731
Net Cash provided by (used in) Financing Activities	664	6,560	8,997	5,006
Net Cash provided by (used in) Financing Activities - Discontinued Operations	(80,422)	13,489	(5,067)	7,325
Effect of exchange rate on cash	124	(79)	433	(558)
Net increase (decrease) in cash, cash equivalents and restricted cash	(23,558)	201	16,817	(13,019)
Cash, cash equivalents, and restricted cash beginning of the year	24,563	7,747	7,747
Cash, cash equivalents, and restricted cash end of the period	1,005	7,948	24,563	7,747
Cash Reconciliation
Cash and cash equivalents (of which $710k is discontinued operations)	1,000	2,921
Restricted cash – discontinued operations	5	5,027	5,403	1,149
Cash, cash equivalents, and restricted cash end of the period	1,005	7,948	24,563	7,747
Non-cash financing activities:
Shares issued for settlement of debt	9,836
Shares issued for conversion of debt	1,137
Shares issued for stock compensation to third parties	268
Shares issued for joint venture	2,000
Cash and cash equivalents	5	5,027	5,403	1,149
Restricted cash			19,161	6,598
Cash, cash equivalents, and restricted cash end of the year			24,564	7,747
Cash paid during the period for:
Interest (net of capitalized interest )	3,197	4,117	7,321	3,828
Taxes	521	1,114	2,488	2,015
Previously Reported [Member]
Cash Flows from Financing Activities:
Cash, cash equivalents, and restricted cash beginning of the year	$ 24,564	$ 7,747	7,747	20,766
Cash, cash equivalents, and restricted cash end of the period			24,564	7,747
Cash Reconciliation
Cash, cash equivalents, and restricted cash end of the period			$ 24,564	$ 7,747